Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Jan. 27, 2016
Document Effective Date	Jan. 28, 2016
Prospectus Date	Jan. 28, 2016
Bushido Capital Long/Short Fund | Investor Class Shares
Prospectus:
Trading Symbol	BCLSX
Bushido Capital Long/Short Fund | Institutional Class Shares
Prospectus:
Trading Symbol	BSHDX